Cover	Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2025
Entity File Number	000-56567
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	1740H Del Range Blvd
Entity Address Address Line 2	Suite 166
Entity Address City Or Town	Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K previously filed by General Enterprise Ventures, Inc. (the “Company”) with the Securities and Exchange Commission on October 6, 2025 (the “Original Report”). The Company is filing this Amendment to (i) amend and restate Item 1.01 of the Original Report to (x) reflect that the exercise price of the Placement Agent Warrants is equal to 120% of the price per share of Common Stock issuable upon conversion of the Series C Preferred Stock sold in the PIPE Offering and (y) reflect that the exercise price of the Placement Agent Warrants is $5.40 per share; and (ii) replace Exhibits 4.1, 10.2 and 10.3 in the Original Report with Exhibits 4.1, 10.2 and 10.3 attached to this Amendment. Exhibit 4.1 corrects a typographical error by amending the PIPE Warrant exercise price to $6.00 and Exhibit 10.3 corrects a typographical error by amending the Placement Agent Warrant exercise price to $5.40. Exhibit 10.2 amends Section 1(b) of the Placement Agent Agreement to reflect that the exercise price of the Placement Agent Warrants is equal to 120% of the price per share of Common Stock issuable upon conversion of the Series C Preferred Stock sold in the PIPE Offering. Except as expressly set forth herein, this Amendment does not amend the Original Report in any way. This Amendment supplements, and should be read in conjunction with, the Original Report.